CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenues
Sales	$ 1,394,294	$ 1,147,219	$ 2,759,907	$ 1,210,479	$ 3,787,935	$ 226,212
Royalties				115,474	123,098	1,839,972
Total revenues	1,394,294	1,147,219	2,759,907	1,325,953	3,911,033	2,066,184
Cost of revenues
Cost of sales	639,227	685,278	1,284,611	700,215	1,799,352	58,690
Cost of royalties				(189,380)	(186,402)	400,115
Total cost of revenues	639,227	685,278	1,284,611	510,835	1,612,950	458,805
Gross profit	755,067	461,941	1,475,296	815,118	2,298,083	1,607,379
Operating expenses
Salaries and wages	733,410	664,750	1,459,473	1,286,951	2,750,014	2,183,082
Consulting expenses	298,751	119,404	635,233	195,501	793,591	235,929
Professional fees	213,230	401,718	450,151	587,125	1,106,626	709,479
Research, development, trials and studies	42,107	156,407	102,053	220,898	415,633	227,490
General and administrative expenses	705,547	679,494	1,549,091	1,145,181	2,635,145	1,700,863
Total operating expenses	1,993,045	2,021,773	4,196,001	3,435,656	7,701,009	5,056,843
Income (loss) from operations	(1,237,978)	(1,559,832)	(2,720,705)	(2,620,538)	(5,402,926)	(3,449,464)
Other income (expense)
Interest, net	(121,712)	(274,645)	(372,093)	(275,146)	(798,671)	9,764
Change in fair value of derivative liabilities		(419,739)	378,125	(421,795)	(572,313)	190,888
Gain on debt restructuring	576,677		576,677
Other	(3,348)	(3,143)	(53,585)	(7,846)	(28,841)	(10,405)
Total other income (expenses)	451,617	(697,527)	529,124	(704,787)	(1,399,825)	190,247
Income (loss) before provision for income taxes	(786,361)	(2,257,359)	(2,191,581)	(3,325,325)	(6,802,751)	(3,259,217)
Income tax provision	5,000		10,000		14,000
Net income (loss)	(791,361)	(2,257,359)	(2,201,581)	(3,325,325)	(6,816,751)	(3,259,217)
Preferred dividends:
Amortization of beneficial conversion feature on Series D preferred stock		1,948,155		1,948,155	1,948,155
Net loss to common stockholders	(878,004)	(4,292,247)	(2,374,794)	(5,363,629)	(9,039,974)	(3,274,168)
Loss per common share -
Loss per common share - Basic and diluted	$ (0.02)	$ (0.11)	$ (0.05)	$ (0.14)	$ (0.23)	$ (0.09)
Weighted average shares outstanding -
Weighted average shares outstanding - Basic and diluted	50,588,129	37,502,673	48,336,096	37,388,783	38,668,698	35,116,049
Series A Preferred Stock
Preferred dividends:
Preferred stock	2,242	2,073	4,441	4,106	8,379	7,738
Series B Preferred Stock
Preferred dividends:
Preferred stock	1,526	1,410	3,022	2,793	5,698	7,213
Series D Preferred Stock
Preferred dividends:
Preferred stock	$ 82,875	$ 83,250	$ 165,750	$ 83,250	$ 260,991